Other disclosures	12 Months Ended
Dec. 31, 2018
Other disclosures
Other disclosures

44. Other disclosures

a)   Remaining maturity periods

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2017, is as follows:

	12/31/2017
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	21,539	8,054	—	—	—	—	28,094	57,687
Financial assets held for trading
Debt instruments	—	67,280	2,551	15,455	23,077	32,379	7,005	147,747
Equity instruments	2,562	—	—	—	—	—	—	2,562
Trading derivatives	9,118	2,738	4,223	11,273	25,527	28,714	83,668	165,261
Other financial assets at fair value through profit or loss
Loans and advances to credit institutions - Reverse repurchase agreements	—	46,087	—	—	—	—	—	46,087
Loans and advances to customers - Reverse repurchase agreements	—	5,618	—	—	—	—	—	5,618
Available-for-sale financial assets
Debt instruments	—	18,693	59	35,567	58,067	21,987	30,574	164,947
Equity instruments	—	—	—	—	—	—	795	795
Loans and receivables
Loans and advances to credit institutions	—	59,122	—	—	—	—	—	59,122
Loans and advances to customers	13,455	33,027	52,867	143,821	164,881	76,258	125,111	609,420
Debt instruments	—	—	—	—	—	1,378	9,380	10,758
Hedging derivatives	2,375	—	—	—	7,707	5,017	17	15,116
	49,049	240,619	59,700	206,116	279,259	165,733	284,644	1,285,120
Liabilities:
Financial liabilities held for trading
Trading derivatives	9,320	2,333	3,059	13,769	26,343	25,818	90,640	171,282
Short positions	—	68,443	—	—	—	—	—	68,443
Other financial liabilities at fair value through profit or loss
Deposits from the Central Bank	—	22,417	—	—	—	—	—	22,417
Deposits from credit institutions	—	5,942	—	—	—	—	—	5,942
Customer deposits	—	81,009	781	—	—	—	—	81,790
Marketable debt securities	—	586	1,146	4,907	3,368	497	—	10,504
Financial liabilities at amortized cost
Deposits from credit institutions	14,828	35,815	2,127	2,368	11,094	7,475	2,808	76,515
Customer deposits	422,495	102,395	39,643	38,355	3,060	1,939	889	608,776
Marketable debt securities	—	20,138	7,583	29,734	47	25,141	3,149	85,792
Subordinated liabilities	—	650	—	—	—	—	35,235	35,885
Other financial liabilities	42	5,543	6,306	904	34	634	—	13,463
Hedging derivatives	—	—	—	145	2,070	1,630	7,246	11,091
	446,685	345,271	60,645	90,182	46,016	63,134	139,967	1,191,900
Difference (assets less liabilities)	(397,636)	(104,652)	(945)	115,934	233,243	102,599	144,677	93,220

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2018, is as follows:

	12/31/2018
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	25,080	2,136	—	—	—	—	28,094	55,310
Financial assets at fair value through profit or loss
Debt instruments		17,102	3,200	27,649	26,266	18,605	17,400	110,222
Equity instruments	2,349	—	—	—	—	—	—	2,349
Trading derivatives	466	599	6,268	9,782	25,090	36,633	76,115	154,953
Other financial assets at fair value through profit or loss
Loans and advances to credit institutions - Reverse repurchase agreements	—	98,332	—	—	—	—	—	98,332
Loans and advances to customers - Reverse repurchase agreements	—	9,093	—	—	—	—	—	9,093
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	7	13	58	155	155	383	771
Debt instruments	—	48,280	1,961	3,304	60,140	10,716	30,082	154,483
Equity instruments	—	—	—	—	—	—	535	535
Financial assets at amortized cost
Loans and advances to credit institutions	—	47,034	—	—	—	—	—	47,034
Loans and advances to customers	9,257	42,431	68,276	139,392	180,792	88,697	137,927	666,772
Debt instruments	—	—	—	41,426	—	1,485	9,508	52,419
Hedging derivatives	—	2,332	—	186	2,046	4,677	44	9,285
	37,152	267,346	79,718	221,797	294,489	160,968	300,088	1,361,558
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	220	1,978	4,796	13,137	24,660	35,900	73,036	153,727
Short positions	—	101,754	—	—	—	—	—	101,754
Other financial liabilities at fair value through profit or loss
Deposits from the Central Bank	—	30,995	—	—	—	—	—	30,995
Deposits from credit institutions	—	4,316	—	—	—	—	—	4,316
Customer deposits	—	65,369	—	—	—	—	—	65,369
Marketable debt securities	—	3,191	182	1,063	314	—	—	4,750
Financial liabilities at amortized cost
Deposits from credit institutions	17,644	46,869	5,776	6,347	11,219	4,488	2,506	94,849
Customer deposits	443,660	115,779	33,999	44,727	3,685	3,565	674	646,089
Marketable debt securities	—	30,249	7,375	21,437	12,200	23,936	3,115	98,312
Subordinated liabilities		413					36,815	37,228
Other financial liabilities	12	7,376	3,638	1,944	834	2	—	13,806
Hedging derivatives	—	39	39	416	1,460	2,350	4,089	8,393
	461,536	408,328	55,805	89,071	54,372	70,241	120,235	1,259,588
Difference (assets less liabilities)	(424,384)	(140,982)	23,913	132,726	240,117	90,727	179,853	101,970

b)   Undiscounted contractual maturity periods

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2017, is as follows:

	12/31/2017
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	14,828	36,126	2,518	3,820	13,721	8,739	5,052	84,804
Customer deposits	422,495	103,171	40,737	40,802	3,770	2,286	1,325	614,586
Marketable debt securities	—	20,589	8,617	33,392	3,618	28,706	4,141	99,063
Subordinated liabilities	—	847	392	1,768	4,713	4,713	48,697	61,130
Other financial liabilities	42	5,543	6,306	904	34	634	—	13,463
	437,365	166,276	58,570	80,686	25,856	45,078	59,215	873,046

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2018, is as follows:

	12/31/2018
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	17,644	47,340	6,320	8,176	13,969	5,545	4,966	103,960
Customer deposits	443,660	116,799	35,325	48,013	4,858	4,205	1,081	653,941
Marketable debt securities	—	30,795	8,512	25,493	17,446	27,551	4,156	113,953
Subordinated liabilities	—	616	407	1,831	4,882	4,882	50,625	63,243
Other financial liabilities	12	7,376	3,638	1,944	834	2	—	13,806
	461,316	202,926	54,202	85,457	41,989	42,185	60,828	948,903

c)   Foreign currency balances

The breakdown of the main foreign currency balances in the consolidated balance sheet based on the nature of the related items is as follows:

	Equivalent Value in Millions of Pesos
	12/31/2017		12/31/2018
	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Central Bank	2,987	—	3,637	—
Debt instruments (Note 8)	122,786	—	89,872	—
Equity instruments (Note 9)	—	—	—	—
Loans and advances to credit institutions (Note 7)	35,898	—	44,957	—
Loans and advances to customers	69,879	—	70,957	—
Other assets	561	—	628	—
Marketable debt securities (Note 20)	—	27,508	—	26,987
Subordinated liabilities	—	35,926	—	37,268
Derivatives	—	48,926	—	27,924
Deposits from credit institutions (Note 18)	—	4,527	—	13,806
Customer deposits (Note 19)	—	105,929	—	110,273
Other financial liabilities	—	2,328	—	2,752
Provisions	—	—	—	—
Other liabilities	—	1,221	—	1,501

d)   Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required)

i.  Financial assets measured at other than fair value

The following table sets out the fair values of financial assets not measured at fair value and analyses them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial assets recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2017:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Balances with the Central Bank (Note 6)	36,148	—	—	36,148	36,148
Loans and advances to credit institutions (Note 7)	34,542	—	24,580	59,122	59,122
Loans and advances to customers (Note 11)	2,587	—	636,713	639,300	609,420
Debt instruments (unlisted) (Note 8)	—	—	10,758	10,758	10,758

As of December 31, 2018:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Balances with the Central Bank (Note 6)	30,230	—	—	30,230	30,230
Loans and advances to credit institutions (Note 7)	—	28,839	18,163	47,002	47,034
Loans and advances to customers (Note 11)	—	6,339	635,342	641,681	666,772
Debt instruments (unlisted) (Note 8)	40,063	11,030	—	51,093	52,419

ii.  Financial liabilities measured at other than fair value

The following table sets out the fair values of financial liabilities not measured at fair value and analyses them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial liabilities recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2017:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 18)	31,157	42,988	2,316	76,461	76,515
Customer deposits (Note 19)	13,867	594,592	—	608,459	608,776
Marketable debt securities (Note 20)	20,330	66,168	—	86,498	85,792
Subordinated liabilities (Note 21)	37,434	—	—	37,434	35,885
Other financial liabilities (Note 22)	13,463	—	—	13,463	13,463

As of December 31, 2018:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 18)	—	89,298	3,999	93,297	94,849
Customer deposits (Note 19)	—	647,451	—	647,451	646,089
Marketable debt securities (Note 20)	98,053	—	—	98,053	98,312
Subordinated liabilities (Note 21)	37,609	—	—	37,609	37,228
Other financial liabilities (Note 22)	13,804	—	—	13,804	13,806

The methodology and inputs used to calculate the fair value for each financial asset and liability class are as follows:

-Balances with the Central Bank: Their fair value has been estimated to be equal to their amortized cost given because they are mainly composed by the compulsory deposits required by the Central Bank.

-Loans and receivables at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Loans and receivables at amortized cost with maturity greater than one year: Fair value has been obtained using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate, but also using certain non-observable market input, such as the credit risk associated with the loan portfolio for the allowance of future flows and current loan portfolio conditions (net commissions, operating expenses, medium-term, etc.).

-Unlisted debt instruments: Their fair value has been estimated to be equal to their amortized cost given that, because they are non-negotiable financial instruments issued by the Mexican Government, this value would be considered to execute a prepayment transaction at fair value.

-Financial liabilities at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Financial liabilities at amortized cost with maturity greater than one year: Their fair value has been obtained by using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Marketable debt securities and subordinated liabilities: Fair value has been obtained using quoted market price, if available, or the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Other financial liabilities: Their fair value has been estimated to be equal to their amortized cost since they are mainly composed by short-term balances.

e)   Significant restrictions

See Note 48.b for significant restrictions on the ability to access or use the assets and settle the liabilities of the Bank as of December 31, 2018.

f)   Restriction on accumulated reserves distribution

As of December 31, 2017 and 2018, the Bank did not have any restriction on accumulated reserves distribution, except for the legal reserve as mentioned in Note 28 (10,683 million pesos in legal reserve that include 8,086 million pesos in legal reserve of the Bank on an individual basis as of December 31, 2017 and 11,080 million pesos in legal reserve that include 8,086 million pesos in legal reserve of the Bank on an individual basis as of December 31, 2018), the remeasurement of defined benefit obligation and the recognition of equity-settled share-based payments. In addition, the Bank is restricted from distributing dividends that will result in non-compliance with minimum capitalization requirements established by the CNBV (see Note 29).